As filed with the Securities and Exchange             Registration No. 33-34370*
Commission on August 18, 1997                         Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 29 TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

       Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                    (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485

    [X]     on  August 21, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                             CROSS REFERENCE SHEET


                                                         LOCATION-PROSPECTUS
                                                        DATED MAY 1, 1997 AND
                                                           AS AMENDED BY
FORM N-4                                                  SUPPLEMENT DATED
ITEM NO.    PART A (PROSPECTUS)                            AUGUST 21, 1997


1       Cover Page ..........................    Cover Page, and as amended

2       Definitions .........................    Definitions

3       Synopsis ............................    Prospectus Summary; Fee Table,
                                                  and as amended

4       Condensed Financial Information .....    Condensed Financial Information

5       General Description of Registrant,       The Company; Variable Annuity
        Depositor, and Portfolio Companies ..    Account B; The Funds, and as
                                                  amended

6       Deductions and Expenses .............    Charges and Deductions;
                                                  Distribution

7       General Description of Variable
         Annuity Contracts ..................    Purchase; Miscellaneous

8       Annuity Period ......................    Annuity Period

9       Death Benefit .......................    Death Benefit During
                                                  Accumulation Period; Death
                                                  Benefit Payable During the
                                                  Annuity Period

10      Purchases and Contract Value ........    Purchase; Contract Valuation

11      Redemptions .........................    Right to Cancel; Withdrawals

12      Taxes ...............................    Tax Status

13      Legal Proceedings ...................    Miscellaneous - Legal Matters
                                                  and Proceedings

14      Table of Contents of the Statement       Contents of the Statement of
         of Additional Information ..........     Additional Information

                                                        LOCATION-STATEMENT
                                                           OF ADDITIONAL
FORM N-4    PART B (STATEMENT OF                         INFORMATION DATED
ITEM NO.    ADDITIONAL INFORMATION)                         MAY 1, 1997

15      Cover Page ..........................    Cover page

16      Table of Contents ...................    Table of Contents

17      General Information and History .....    General Information and History

18      Services ............................    General Information and
                                                  History; Independent Auditors

19      Purchase of Securities Being Offered.    Offering and Purchase of
                                                  Contracts

20      Underwriters ........................    Offering and Purchase of
                                                  Contracts

21      Calculation of Performance Data .....    Performance Data; Average
                                                  Annual Total Return Quotations

22      Annuity Payments ....................    Annuity Payments

23      Financial Statements ................    Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 29, respectively, by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 29, 1997.

                   Supplement to Prospectus Dated May 1, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
                               Aetna Marathon Plus

The prospectus dated May 1, 1997 is amended as follows:

Cover:
The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:

                 Replaced Fund                                         Substitute Fund
MFS Emerging Growth Series                        Portfolio Partners MFS Emerging Equities Portfolio
MFS Research Series                               Portfolio Partners MFS Research Growth Portfolio
MFS Value Series                                  Portfolio Partners MFS Value Equity Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
    (Formerly TCI Growth)
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Alger American MidCap Growth Portfolio            Portfolio Partners T.Rowe Price Growth Equity Portfolio
Alger American Growth Portfolio                   Portfolio Partners T.Rowe Price Growth Equity Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)

The following Funds will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, since they will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account):

                                     Closed
Alger American Balanced Portfolio                 Federated Utility Fund II
Alger American Income and Growth Portfolio        Fidelity VIP II Investment Grade Bond Portfolio
Alger American Leveraged AllCap Portfolio         Lexington Emerging Markets Fund, Inc.
Federated American Leaders Fund II                Lexington Natural Resources Trust
Federated Fund for U.S. Government Securities II  American Century VP Balanced (formerly "TCI Balanced")
Federated High Income Bond Fund II                American Century VP International (formerly "TCI
                                                      International")

                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                 The Date of this Supplement is August 21, 1997

Fee Table - 2

The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds and the Closed Funds and adding the following Substitute Funds:

                                               Investment Advisory     Other Expenses
                                               Fees (after expense     (after expense         Total Annual Fund
                                               reimbursement)          reimbursement)         Expenses
Portfolio Partners MFS Emerging Equities
    Portfolio                                        .70%(1)                 .13%               .83%(2)
Portfolio Partners MFS Research Growth
    Portfolio                                        .70%(1)                 .15%               .85%(2)
Portfolio Partners MFS Value Equity Portfolio        .65%                    .25%               .90%(2)
Portfolio Partners T.Rowe Price Growth
    Equity Portfolio                                 .60%                    .15%               .75%(2)

(1) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

(2) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: .87% for the Emerging Equities Portfolio; .92% for the Research Growth Portfolio; .90% for the Value Equity Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.

Fee Table - 5

The hypothetical illustrations in the Fee Table are amended by deleting all information with respect to the Replaced Funds and Closed Funds for periods after November 26, 1997, and adding the following:

                                            EXAMPLE A                                   EXAMPLE B
                            If you withdraw the entire Account Value   If you do not withdraw the entire Account
                            at the end of the periods shown, you       Value, or if you annuitize at the end of
                            would pay the following expenses,          the periods shown, you would pay the
                            including any applicable deferred sales    following expenses (no deferred sales
                            charge:                                    charge is reflected):

                            1 year     3 yrs     5 yrs       10 yrs      1 year        3 yrs     5 yrs     10 yrs
Portfolio Partners MFS
  Emerging Equities
  Portfolio                   $95       $123      $155        $257         $23          $70       $120      $257
Portfolio Partners MFS
  Research Growth
  Portfolio                   $95       $124      $156        $259         $23          $70       $121      $259
Portfolio Partners MFS
  Value Equity Portfolio      $95       $125      $159        $264         $23          $72       $123      $264
Portfolio Partners T.Rowe
  Price Growth Equity
  Portfolio                   $95       $125      $159        $264         $23          $72       $123      $264

Fee Table - 7

The hypothetical illustrations in the Fee Table are amended by deleting all information with respect to the Replaced Funds and Closed Funds for periods after November 26, 1997, and adding the following:

                                               Contracts or Certificates Issued in New York
                                            EXAMPLE C                                   EXAMPLE D
                            If you withdraw the entire Account Value   If you do not withdraw the entire Account
                            at the end of the periods shown, you       Value, or if you annuitize at the end of
                            would pay the following expenses,          the periods shown, you would pay the
                            including any applicable deferred sales    following expenses (no deferred sales
                            charge:                                    charge is reflected):

                            1 year     3 yrs     5 yrs       10 yrs      1 year        3 yrs     5 yrs     10 yrs
Portfolio Partners MFS
  Emerging Equities
  Portfolio                   $84       $103      $136        $257         $23          $70       $120      $257
Portfolio Partners MFS
  Research Growth
  Portfolio                   $85       $104      $137        $259         $23          $70       $121      $259
Portfolio Partners MFS
  Value Equity Portfolio      $85       $105      $140        $264         $23          $72       $123      $264
Portfolio Partners T.Rowe
  Price Growth Equity
  Portfolio                   $85       $105      $140        $264         $23          $72       $123      $264

Prospectus, Page 1

In the Section entitled Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. Information about the Closed Funds will be deleted after November 26, 1997, since they will not be eligible for the deposit of any new payments or transfers from other Funds. The following will be added:

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to became major enterprises (emerging growth companies).

Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Portfolio Partners T.Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging

Equities, MFS Research Growth and MFS Value Equity Portfolios; and T.Rowe Price Associates, Inc. serves as the subadviser to the T.Rowe Price Growth Equity Portfolio.

Prospectus - Page 11

The Section in the prospectus entitled Transfers, is amended by adding the following to the Subsections on the Dollar Cost Averaging Program and Account Rebalancing Program:

Dollar Cost Averaging Program

Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless you have been dollar cost averaging between the Aetna Variable Encore Fund and the Janus Aspen Short-Term Bond Portfolio (in either direction). In that event, or if amounts are to be transferred into a Closed Fund, your Dollar Cost Averaging will automatically terminate after November 26, 1997. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.

Account Rebalancing Program

Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless your Rebalancing Program includes both the Janus Aspen Short-Term Bond Portfolio and the Aetna Variable Encore Fund. In that event, or if amounts are to be transferred into a Closed Fund, your Account Rebalancing Program will automatically terminate after November 26, 1997. To continue with Account Rebalancing after that date, you must select Funds from the then-current list of available Funds.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
         (a) Financial Statements:
             (1)   Included in Part A:
                   Condensed Financial Information
             (2)   Included in Part B:
                   Financial Statements of Variable Annuity Account B:
                   - Statement of Assets and Liabilities as of December 31, 1996
                   - Statements of Operations and Changes in Net Assets for the
                      years ended December 31, 1996 and 1995
                   - Notes to Financial Statements
                   - Independent Auditors' Report
                   Financial Statements of the Depositor:
                   - Independent Auditors' Report
                   - Consolidated Statements of Income for the years ended
                      December 31, 1996, 1995 and 1994
                   - Consolidated Balance Sheets as of December 31, 1996 and
                      1995
                   - Consolidated Statements of Changes in Shareholder's
                      Equity for the years ended December 31, 1996, 1995
                      and 1994
                   - Consolidated Statements of Cash Flows for the years ended
                      December 31, 1996, 1995 and 1994
                   - Notes to Consolidated Financial Statements

         (b) Exhibits
             (1)     Resolution of the Board of Directors of Aetna Life
                     Insurance and Annuity Company establishing Variable
                     Annuity Account B(1)
             (2)     Not applicable
             (3.1)   Form of Selling Agreement(2)
             (3.2)   Alternative Form of Wholesaling Agreement and Related
                      Selling Agreement(3)
             (3.3)   Form of Federated Broker Dealer Agreement (9/2/94)(4)
             (4.1)   Form of Variable Annuity Contract G-MP1(5/96)(5)
             (4.2)   Form of Variable Annuity Contract Certificate MP1CERT
                      (5/96)(5)
             (4.3)   Form of Variable Annuity Contract I-MP1(5/96)(5)
             (4.4)   Form of Variable Annuity Contract G-CDA-96(NY)(5)
             (4.5)   Form of Variable Annuity Contract Certificate GMCC-96
                      (NY)(5)
             (4.6)   Form of Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to
                      Contracts G-MP1(5/96) and MP1CERT(5/96)(5)
             (4.7)   Form of Endorsements MP1QP(5/97) and I-MP1QP(5/97) to
                      Contracts G-MP1(5/96) and MP1CERT(5/96)(5)

             (4.8)   Form of Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to
                      Contracts G-MP1(5/96) and MP1CERT(5/96)(5)
             (4.9)   Form of Endorsements MP1DC(5/97) and I-MP1DC(5/97) to
                      Contracts G-MP1(5/96) and MP1CERT(5/96)(5)
             (4.10)  Form of Endorsements G-MP1IRA(11/96) to Contracts
                      G-CDA-96(NY) and GMCC-96(NY)(5)
             (4.11)  Form of Endorsements MP1END(5/97) and I-MP1END (5/97) to
                      Contracts GMP1(5/96) and MP1CERT(5/96)(5)
             (5.1)   Form of Variable Annuity Contract Application (300-MAR-IB)
             (5.2)   Form of Variable Annuity Contract Application (710.6.13)
             (6.1)   Certificate of Incorporation and By-Laws of Aetna Life
                      Insurance and Annuity Company(6)
             (6.2)   Amendment of Certificate of Incorporation of Aetna Life
                      Insurance and Annuity Company(7)
             (7)     Not applicable
             (8.1)   Fund Participation Agreement (Amended and Restated) between
                      Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
             (8.2)   Fund Participation Agreement by and among Aetna Life
                      Insurance and Annuity Company, Insurance Management Series and Federated Advisors (12/12/94)(9)
             (8.3) Fund Participation Agreements between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(7)
             (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(7)
             (8.5)   Service Agreement between Aetna Life Insurance and Annuity
                      Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)
             (8.6)   Fund Participation Agreement between Aetna Life Insurance
                      and Annuity Company and Janus Aspen Series dated April 19, 1994, and amended March 1, 1996(3)
             (8.7)   Fund Participation Agreement between Aetna Life Insurance
                      and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

             (8.8)   Fund Participation Agreement between Aetna Life Insurance
                      and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(2)
             (8.9)   Fund Participation Agreement among MFS Variable Insurance
                      Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(5)
             (8.10)  First Amendment dated September 3,1996 to Fund
                      Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(10)
             (8.11)  Second Amendment dated March 14, 1997 to Fund Participation
                      Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(8)
             (8.12)  Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(8)
             (8.13)  Service Agreement between Oppenheimer Funds, Inc. and Aetna
                      Life Insurance and Annuity Company(8)
             (8.14)  Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(3)
             (8.15)  Form of Administrative Service Agreement between Aetna Life
                      Insurance and Annuity Company and Agency, Inc.(2)
             (9)     Opinion and Consent of Counsel
             (10)    Consent of Independent Auditors
             (11)    Not applicable
             (12)    Not applicable
             (13)    Schedule for Computation of Performance Data(10)
             (14)    Not applicable
             (15.1)  Powers of Attorney(11)
             (15.2)  Authorization for Signatures(3)
             (27)    Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
     April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on
     April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
     April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on
     April 15, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on
     April 16, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on
     June 28, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on
     July 14, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                Positions and Offices with Depositor
---------------------            -----------------------------------------------
Daniel P. Kearney                Director and President
Timothy A. Holt                  Director, Senior Vice President and Chief
                                  Financial Officer
Christopher J. Burns             Director and Senior Vice President
J. Scott Fox                     Director and Senior Vice President
John Y. Kim                      Director and Senior Vice President
Shaun P. Mathews                 Director and Vice President
Glen Salow                       Director and Vice President
Deborah Koltenuk                 Vice President and Treasurer,
                                  Corporate Controller
Frederick D. Kelsven             Vice President and Chief Compliance Officer
Kirk P. Wickman                  Vice President, General Counsel and Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Item 25 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on July 9, 1997.

Item 27. Number of Contract Owners

  As of June 30, 1997, there were 53,749 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

         (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
             Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America
             (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

        (b)  See Item 25 regarding the Depositor.

        (c)  Compensation as of December 31, 1996:

        (1)            (2)                (3)             (4)           (5)
Name of          Net Underwriting   Compensation
Principal        Discounts and      on Redemption      Brokerage
Underwriter      Commissions        or Annuitization   Commissions  Cmpensation*

Aetna Life                             $288,029                     $17,661,810
Insurance and
Annuity
Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                Aetna Life Insurance and Annuity Company
                151 Farmington Avenue
                Hartford, Connecticut  06156

Item 31. Management Services

 Not applicable

Item 32. Undertakings

  Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep.
     (CCH) [paragraph] 78,904 at 78,523 (November 22, 1988).

(e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 29 to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of August, 1997.

                                       VARIABLE ANNUITY ACCOUNT B OF
                                       AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                       (Registrant)

                                By: AETNA LIFE INSURANCE AND ANNUITY COMPANY (Depositor)

                                By:    Daniel P. Kearney*
                                       -------------------------------
                                       Daniel P. Kearney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                          Date

Daniel P. Kearney*       Director and President                     )
----------------------  (principal executive officer)               )
Daniel P. Kearney                                                   )
                                                                    )
Timothy A. Holt*        Director, Senior Vice President and Chief   )
---------------------   Financial Officer                           )
Timothy A. Holt                                                     )
                                                                    )
Christopher J. Burns*   Director                                    )  August
----------------------                                              )
Christopher J. Burns                                                )  18, 1997
                                                                    )
J. Scott Fox*           Director                                    )
----------------------                                              )
J. Scott Fox                                                        )
                                                                    )
John Y. Kim*            Director                                    )
----------------------                                              )
John Y. Kim                                                         )

Shaun P. Mathews*       Director                                    )
----------------------                                              )
Shaun P. Mathews                                                    )
                                                                    )
Glen Salow*             Director                                    )
----------------------                                              )
Glen Salow                                                          )
                                                                    )
Deborah Koltenuk*       Vice President and                          )
----------------------  Treasurer,                                  )
Deborah Koltenuk        Corporate Controller                        )

By:    /s/ Julie E. Rockmore
       ------------------------
        Julie E. Rockmore
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity       *
                       Company establishing Variable Annuity Account B

99-B.3.1               Form of Selling Agreement                                                      *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement        *

99-B.3.3               Form of Federated Broker Dealer Agreement (9/2/94)                             *

99-B.4.1               Form of Variable Annuity Contract G-MP1(5/96)                                  *

99-B.4.2               Form of Variable Annuity Contract Certificate MP1CERT(5/96)                    *

99-B.4.3               Form of Variable Annuity Contract I-MP1(5/96)                                  *

99-B.4.4               Form of Variable Annuity Contract G-CDA-96(NY)                                 *

99-B.4.5               Form of Variable Annuity Contract Certificate GMCC-96(NY)                      *

99-B.4.6               Form of Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contracts              *
                       G-MP1(5/96) and MP1CERT(5/96)

99-B.4.7               Form of Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contracts G-MP1(5/96)    *
                       and MP1CERT(5/96)

99-B.4.8               Form of Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contracts              *
                       G-MP1(5/96) and MP1CERT(5/96)

99-B.4.9               Form of Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contracts G-MP1(5/96)    *
                       and MP1CERT(5/96)

99-B.4.10              Form of Endorsements G-MP1IRA(11/96)) to Contracts                             *
                       G-CDA-96(NY) and GMCC-96(NY)

99-B.4.11              Form of Endorsements MP1END(5/97) and I-MP1END(5/97) to Contract GMP1(5/96)    *
                       and MP1CERT(5/96)

*Incorporated by reference







Exhibit No.            Exhibit                                                                        Page

99-B.5.1               Form of Variable Annuity Contract Application (300-MAR-IB)
                                                                                                      ------

99-B.5.2               Form of Variable Annuity Contract Application (710.6.13)
                                                                                                      ------

99-B.6.1               Certificate of Incorporation and By-Laws of Depositor                            *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                           *

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life           *
                       Insurance and Annuity Company, Alger American Fund and Fred Alger
                       Management, Inc. dated March 31, 1995

99-B.8.2               Fund Participation Agreement by and among Aetna Life Insurance and Annuity       *
                       Company, Insurance Management Series and Federated Advisors (12/12/94)

99-B.8.3               Fund Participation Agreements between Aetna Life                                 *
                       Insurance and Annuity Company, Variable Insurance
                       Products Fund and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994,
                       February 1, 1996, May 1, 1995, January 1, 1996 and March
                       1, 1996

99-B.8.4               Fund Participation Agreement between Aetna Life Insurance                        *
                       and Annuity Company, Variable Insurance Products Fund
                       II and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1,
                       1996, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.5               Service Agreement between Aetna Life Insurance and Annuity Company and           *
                       Fidelity Investments Institutional Operations Company dated as of November
                       1, 1995

99-B.8.6               Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                       Company and Janus Aspen Series dated April 19, 1994, and amended March 1,
                       1996

99-B.8.7               Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                       Company and Lexington Management Corporation regarding Natural Resources
                       Trust dated December 1, 1988 and amended February 11, 1991

*Incorporated by reference









Exhibit No.            Exhibit                                                                        Page

99-B.8.8               Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                       Company, Lexington Emerging Markets Fund, Inc. and Lexington Management
                       Corporation (its investment advisor) dated April 28, 1994

99-B.8.9               Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life      *
                       Insurance and Annuity Company and Massachusetts Financial Services Company

99-B.8.10              First Amendment dated September 3,1996 to Fund Participation Agreement among     *
                       MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                       Massachusetts Financial Services Company

99-B.8.11              Second Amendment dated March 14, 1997 to Fund Participation Agreement among      *
                       MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                       Massachusetts Financial Services Company

99-B.8.12              Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                       Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer
                       Funds, Inc.

99-B.8.13              Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance       *
                       and Annuity Company

99-B.8.14              Fund Participation Agreement between Aetna Life Insurance and Annuity            *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.15              Form of Administrative Service Agreement between Aetna Life Insurance and        *
                       Annuity Company and Agency, Inc.

99-B.9                 Opinion and Consent of Counsel
                                                                                                      ---------

99-B.10                Consent of Independent Auditors
                                                                                                      ---------

99-B.13                Schedule for Computation of Performance Data                                     *

99-B15.1               Powers of Attorney                                                               *

*Incorporated by reference









Exhibit No.            Exhibit                                                                        Page

99-B.15.2              Authorization for Signatures                                                     *

27                     Financial Data Schedule
                                                                                                      --------

*Incorporated by reference